Share-Based Compensation - RSUs movement (Details) - RSUs $ in Thousands				12 Months Ended
	Dec. 31, 2019 USD ($) EquityInstruments	Dec. 31, 2018 USD ($) EquityInstruments	Dec. 31, 2017 USD ($) EquityInstruments	Dec. 31, 2019 USD ($) EquityInstruments	Dec. 31, 2018 USD ($) EquityInstruments
Number of awards
Outstanding at the beginning of the year | EquityInstruments				488,173	425,702
Granted during the year | EquityInstruments				106,023	149,786
Vested during the year | EquityInstruments				(207,819)	(86,136)
Forfeited during the year | EquityInstruments				(19,215)	(1,179)
Outstanding at end of the year | EquityInstruments	367,162	488,173	425,702	367,162	488,173
Weighted average contractual life
Weighted average contractual life	1 year 1 month 28 days	1 year 1 month 17 days	1 year 4 months 21 days
Aggregate fair value
Outstanding at the beginning of the year | $				$ 6,408	$ 5,636
Granted during the year | $				1,845	2,441
Vested during the year | $				(1,943)	(1,655)
Forfeited during the year | $				(322)	(14)
Outstanding at the end of the year | $	$ 5,988	$ 6,408	$ 5,636	$ 5,988	$ 6,408